Fair Value Measurements - Schedule of Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Details) - EVOLUTION METALS LLC [Member] - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
July Investment Agreement Derivative (Level III) [Member]
Schedule of Liabilities Measured at Fair Value Using Significant Unobservable Inputs [Line Items]
Balance	$ 53,231,638
Additions		37,660,336
Change in fair value	12,572,249	15,571,302
Balance	65,803,887	53,231,638
CPU Share Allocation Obligation (Level III) [Member]
Schedule of Liabilities Measured at Fair Value Using Significant Unobservable Inputs [Line Items]
Balance	10,231,516
Additions	4,703,536	8,370,647
Change in fair value	2,491,598	1,860,869
Balance	$ 17,426,650	$ 10,231,516